Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 431
Prepaid expenses	1,492	$ 1,508
Class action settlement recoverable	41,500
Other	81	33
Total other current assets	$ 43,504	$ 1,541